Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Consolidated Statement Of Operations
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Testing for U.S. Department of Agriculture's approval	0	0	0	137,800	137,800	137,800
Professional fees	9,939	25,304	76,518	45,484	127,002	136,941
General and administrative	4,033	2,478	23,290	6,735	30,025	34,058
Consulting fees	0	0	10,000	0	10,200	10,200
Stock transfer agent fees	600	150	4,681	1,421	6,602	7,202
Interest expense (see Note 7)	3,750	0				3,750
Amortization	84	84	336	336	700	784
Bank fees	26	0	75	24	99	125
Total operating expenses	18,432	28,016	114,900	191,800	312,428	330,860
NET LOSS	$ (18,432)	$ (28,016)	$ (114,900)	$ (191,800)	$ (312,428)	$ (330,860)
Net loss per share applicable to common stockholders - basic and diluted	$ 0.00	$ 0.00	$ 0	$ 0
Weighted average number of shares outstanding - basic and diluted	745,761,432	745,761,432	745,761,432	743,293,205